UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vision Capital Management, Inc.
Address: 	One SW Columbia, Suite 915
		Portland, OR 97258

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marina L. Johnson, CFA
Title: 	Vice President
Phone: 	503-221-5656
Signature, Place, and Date of Signing:

Marina Johnson Portland, Oregon April 15, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $97,152

List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N V Pfd Perp 6.375       ps               007924301      641    31600 SH       Sole                    31600
Credit Suisse Nt 7.9% Cap 13   ps               225448208      753    30000 SH       Sole                    30000
Goldman Sachs Gp Preferred     ps               38143y665      219    12290 SH       Sole                    10290              2000
Morgan Stanley 6.45%           ps               61753r200      353    17300 SH       Sole                    17300
Pnc Capital Tr E Gtd Tr Pfd Se ps               69350S208      246    10000 SH       Sole                    10000
Royal Bk Scotland              ps               780097796      204     9100 SH       Sole                     9100
Royal Bk Scotland 7.25%        ps               780097713      409    16700 SH       Sole                    16700
Wells Fargo Cap Xii Pfd Trups  ps               94985V202      506    20000 SH       Sole                    20000
Amazon Com Inc Com             cs               023135106      286     4006 SH       Sole                     4006
American Express Co Com        cs               025816109     2023    46283 SH       Sole                    43858              2425
Amgen Inc Com                  cs               031162100     1540    36858 SH       Sole                    34578              2280
Apple Computer, Inc.           cs               037833100     2338    16290 SH       Sole                    15395               895
Associates First Cap Residl Va cs               046008207        0    12275 SH       Sole                    12275
At&t Inc.                      cs               00206R102     2197    57355 SH       Sole                    53905              3450
Broadcom Corp Cl A             cs               111320107     1344    69740 SH       Sole                    64910              4830
Chevrontexaco Corporation Com  cs               166764100      469     5500 SH       Sole                     5500
Cisco Sys Inc Com              cs               17275R102     1866    77477 SH       Sole                    73057              4420
Citrix Sys Inc Com             cs               177376100     1764    60135 SH       Sole                    56495              3640
Cognizant Tech Solutns Cl A    cs               192446102     1578    54745 SH       Sole                    51285              3460
Colgate Palmolive Co Com       cs               194162103     2412    30965 SH       Sole                    29365              1600
Constellation Energy Com       cs               210371100     2299    26040 SH       Sole                    24730              1310
Cooper Industries Ltd          cs               G24182100     1650    41095 SH       Sole                    38410              2685
Dell Inc                       cs               24702R101     1614    81020 SH       Sole                    75520              5500
Dentsply Intl Inc New Com      cs               249030107     2205    57120 SH       Sole                    53970              3150
E M C Corp Mass Com            cs               268648102     1858   129550 SH       Sole                   122135              7415
Ebay Inc Com                   cs               278642103     2216    74275 SH       Sole                    70075              4200
Exxon Mobil Corp Com           cs               30231G102      876    10355 SH       Sole                     9855               500
Franklin Res Inc Com           cs               354613101     1694    17470 SH       Sole                    16465              1005
Freeport-Mcmoran Cop&g Com     cs               35671d857     2151    22350 SH       Sole                    20855              1495
General Dynamics Corp Com      cs               369550108     1894    22715 SH       Sole                    21250              1465
General Elec Co Com            cs               369604103     2679    72394 SH       Sole                    69069              3325
Gilead Sciences Inc Com        cs               375558103     2932    56900 SH       Sole                    53795              3105
Google Inc Cl A                cs               38259P508     2021     4588 SH       Sole                     4333               255
Hansen Nat Corp Com            cs               411310105     1485    42080 SH       Sole                    39055              3025
Harris Corp Del Com            cs               413875105     2264    46655 SH       Sole                    44305              2350
Haverty Furniture Inc Com      cs               419596101      554    52100 SH       Sole                    52100
International Game Tec Com     cs               459902102     2111    52490 SH       Sole                    49440              3050
Johnson & Johnson Com          cs               478160104     2495    38455 SH       Sole                    36495              1960
L-3 Communicatns Hldgs Com     cs               502424104     2422    22155 SH       Sole                    20955              1200
Lauder Estee Cos Inc Cl A      cs               518439104     2270    49520 SH       Sole                    46750              2770
Legg Mason Inc Com             cs               524901105     1355    24210 SH       Sole                    22910              1300
Mera Pharmaceuticals Com       cs               58732R103        1    80415 SH       Sole                    80415
Microsoft Corp Com             cs               594918104      404    14220 SH       Sole                    14220
Nordstrom Inc Com              cs               655664100     1989    61005 SH       Sole                    57595              3410
Northern Tr Corp Com           cs               665891040     1000    15042 SH       Sole                    15042
Nyse Euronext Com              cs               629491101     2173    35220 SH       Sole                    33280              1940
Peabody Energy Corp Com        cs               704549104     2501    49030 SH       Sole                    46505              2525
Portland Food Products Company cs                              337    61191 SH       Sole                    61191
Procter & Gamble Co Com        cs               742718109     2510    35820 SH       Sole                    34020              1800
Regions Financial Corp Com     cs               7591ep100      205    10395 SH       Sole                    10395
Schlumberger                   cs               806857108     2710    31151 SH       Sole                    29536              1615
St Jude Med Inc Com            cs               790849103     2356    54540 SH       Sole                    51290              3250
Starbucks Corp                 cs               855244109      476    27199 SH       Sole                    27199
Stryker Corp Com               cs               863667101      299     4600 SH       Sole                     4600
United Healthcare Corp Com     cs               91324P102     1306    38015 SH       Sole                    35605              2410
United Parcel Service Cl B     cs               911312106      204     2800 SH       Sole                     2800
United Technologies Cp Com     cs               913017109     2065    30005 SH       Sole                    28295              1710
Walgreen Co Com                cs               931422109     2067    54275 SH       Sole                    50980              3295
Western Un Co Com              cs               959802109     2252   105890 SH       Sole                   100035              5855
Zimmer Hldgs Inc Com           cs               98956P102     2240    28765 SH       Sole                    27085              1680
Dodge & Cox Stk Fd Com         cs               256219106      493 4207.381 SH       Sole                 4207.381
Fidelity Contrafund New Insigh cs               316071604      491 25388.118 SH      Sole                25388.118
First Eagle Sogen Fds Overseas cs               32008F101      300 13180.305 SH      Sole                13180.305
Ishares S&p 500 Index          cs               464287200     3335 25221.000 SH      Sole                25221.000
Ishares S&p Global 100         cs               464287572      269 3690.000 SH       Sole                 3690.000
Ishares S&p Midcap Index Fd    cs               464287507     1086 13971.000 SH      Sole                13971.000
Ishares Tr Lrge Grw Indx       cs               464287119     1891 29928.000 SH      Sole                29928.000